PROVISIONS	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS
18. PROVISIONS

As at	December 31, 2020	December 31, 2019
Environmental rehabilitation provision	$229,125	$71,121
Long service leave	7,658	2,642
Total provisions	236,783	73,763
Current provisions	71,976	29,776
Long-term balance	$164,807	$43,987

Environmental rehabilitation provision

The Company provides for the estimated future cost of rehabilitating mine sites and related production facilities on a discounted basis, if the impact of discounting is material, as such activity that creates the rehabilitation obligation occurs. The rehabilitation provision represents the present value of estimated future rehabilitation costs. These provisions are based on the Company’s estimates, with consideration of closure plans and rehabilitation requirements established by relevant regulatory bodies.

In 2020, the Company revised its closure plan in relation to the Cosmo Howley Project Area at the Northern Territory, resulting in the recognition of an increase in the environmental remediation provision of $32,626. The revised closure plan was approved by the Company’s Board of Directors and communicated to the relevant governmental authorities during the third quarter. The Company reflected the increase in the environmental remediation provision as a corresponding expense in the Consolidated Statements of Operations and Comprehensive Income in the year ended December 31, 2020.

Changes in the environmental rehabilitation provision for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of year	$71,121	$50,603
Changes in cost estimates	44,306	19,644
Acquisition of Detour Gold Corporation	116,044	—
Site closure and reclamation costs paid	(11,553)	(938)
Unwinding of discount on rehabilitation provision	356	848
Foreign currency translation recorded in OCI	8,851	964
Balance, end of year	229,125	71,121
Current portion	65,941	24,172
Long-term balance	$163,184	$46,949

The majority of the reclamation expenditures are expected to occur between 2021 and 2070. As the lives of the mines are extended, the timing of certain expenditures will be deferred. The Company determined that the impact of discounting the future reclamation expenditures as at December 31, 2020 and 2019 is immaterial and as such, no discount rate has been applied in determining the rehabilitation provision, with the exception of Detour in which a real risk-free discount rate was used in determining the rehabilitation provision as at December 31, 2020.

All estimates and assumptions are reviewed on an annual basis to take into account any material changes to underlying assumptions and inputs. However, actual rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required, which will reflect market conditions at the relevant time. Furthermore, the timing of rehabilitation is likely to depend on when the mines cease to produce at economically viable rates. This, in turn, will depend upon future gold prices and costs of production, which are inherently uncertain.